S000010032 [Member] Investment Objectives and Goals - The National Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The National Tax‑Free Intermediate Bond Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek current income exempt from federal income tax as is consistent with the preservation of capital.